Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	2022	2021
	£m	£m
Trade payables	3,113	2,165
Deferred payables	487	154
Customer contributions¹	137	138
Social security and other taxes	278	140
Contingent consideration	34	39
Other payables	866	881
	4,915	3,517
1.    Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.